Average Annual Total Returns - FidelitySAIVolatilityIndexFunds-ComboPRO - FidelitySAIVolatilityIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Low Volatility Index Fund	Dec. 30, 2022
Fidelity SAI Emerging Markets Low Volatility Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.77%
Since Inception	6.95%
Fidelity SAI Emerging Markets Low Volatility Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.25%
Since Inception	6.45%
Fidelity SAI Emerging Markets Low Volatility Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.87%
Since Inception	5.35%
IXYQL
Average Annual Return:
Past 1 year	12.04%
Since Inception	8.33%	[1]

[1]	A From January 30, 2019